Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited interim condensed consolidated financial statements were issued and identified the following transactions for financial disclosure purposes.

On August 12, 2025, the board of directors approved the re-designation of the ordinary shares to Class A and Class B ordinary shares. Upon the re-designations, the authorized share capital of the Company will be US$50,000 divided into 5,000,000,000 shares of a par value of US$0.00001 each, comprising (i) 4,997,909,000 Class A Ordinary Shares, and (ii) 2,091,000 Class B Ordinary Shares. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to twenty votes. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Unaudited pro forma shareholders’ equity as of June 30, 2025 reflects the re-designation of the ordinary shares to Class A and Class B ordinary shares was as follows:

	June 30,	June 30,
	2025	2025
	(Unaudited)	Pro Forma (Unaudited)
Shareholders’ Equity:
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 6,839,600 shares issued and outstanding as of June 30, 2025)	$68	$-
Class A ordinary shares (Par value US$0.00001 per share; no authorized, issued, and outstanding as of June 30, 2025; 4,997,909,000 shares authorized, 4,748,600 shares issued and outstanding, unaudited, pro forma)	-	47
Class B ordinary shares (Par value US$0.00001 per share; no authorized, issued, and outstanding as of June 30, 2025; 2,091,000 shares authorized, issued and outstanding, unaudited, pro forma)	-	21
Additional paid-in capital	7,620,339	7,620,339
Statutory reserves	465,572	465,572
Accumulated deficit	(569,562)	(569,562)
Accumulated other comprehensive loss	(389,255)	(389,255)
Total shareholders’ equity	7,127,162	7,127,162

The unaudited pro forma loss per share is computed using the weighted-average number of ordinary shares outstanding as of June 30, 2025 and assumes the completion of re-designation on January 1, 2025. The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed loss (income) for each period is allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the undistributed (loss)/income is allocated on a proportionate basis and will have no impact on the result of the unaudited pro forma loss per share.

On July 7, 2025, the Company issued an aggregate of 17,454 ordinary shares upon the cashless exercise of warrants that had been outstanding as of June 30, 2025. The exercise of warrants occurred after the balance sheet date and, accordingly, has not been recognized in the consolidated financial statements as of and for the six months ended June 30, 2025.